Receivables from Customers, Net (Details) - USD ($)		6 Months Ended
	Apr. 01, 2023	Sep. 30, 2024	Mar. 31, 2024
Receivables from Customers, Net [Line Items]
Brokerage transactions percentage		8.00%
Weighted average loan percentage		0.95%	0.23%
Receivables from customers amounted (in Dollars)		$ 971,356	$ 248,063
Equity amount (in Dollars)
Related Party [Member]
Receivables from Customers, Net [Line Items]
Equity amount (in Dollars)
Other Customer [Member]
Receivables from Customers, Net [Line Items]
Receivables from customers amounted (in Dollars)		$ 906,869